Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Profit for the period	€ 34.5	€ 41.2
Taxation	7.4	9.4
Net financing costs	30.1	29.0
Depreciation & amortization	23.1	22.3
Exceptional items	23.5	30.1
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	23.5	30.1
Other add-backs	3.7	14.3
Adjusted EBITDA	€ 122.3	€ 146.3